BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Disclosure of detailed information about borrowings	Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total borrowings
2022	$1,067	$848	$189	$—	$2,104
2023	344	804	728	—	1,876
2024	1,212	769	542	—	2,523
2025	139	3,187	901	—	4,227
2026	94	288	7,410	1,619	9,411
Thereafter	1,051	3,426	5,017	—	9,494
Total - Principal repayments	$3,907	$9,322	$14,787	$1,619	$29,635
Total - Deferred financing costs and other	$(35)	$(223)	$(301)	$—	$(559)
Total - December 31, 2021	$3,872	$9,099	$14,486	$1,619	$29,076
Total - December 31, 2020	$3,389	$5,904	$13,873	$610	$23,776
The weighted average interest rates and terms of non-recourse subsidiary borrowings are as follows:

	Weighted average rate		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2021	2020	2021	2020	2021	2020
Business services	5.7%	5.9%	5.5	3.7	$3,872	$3,389
Infrastructure services	4.2%	4.0%	4.7	4.3	9,099	5,904
Industrials	5.3%	5.3%	5.2	5.7	14,486	13,873
Total	4.9%	5.0%	5.0	5.0	$27,457	$23,166
    Non-recourse borrowings in subsidiaries of the partnership by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2021	Local currency	December 31, 2020	Local currency
U.S. dollars	$15,037	15,037	$15,305	15,305
Euros	7,569	6,672	3,466	2,820
Brazilian reais	1,638	9,138	1,475	7,667
Australian dollars	985	1,357	994	1,292
Indian rupees	760	56,728	967	70,614
Canadian dollars	1,443	1,824	923	1,175
Other	25	195	36	144
Total	$27,457		$23,166